INCOME TAX - Schedule of reconciliation of statutory income tax rate with effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Reconciliation of tax charge
Accounting profit	$ 23,078	$ 44,094		$ 52,304
Profit (loss) on ordinary activities multiplied by standard rate of tax in The Netherlands	(5,770)	(11,023)		(13,076)
Effects of:
Tax rate in other jurisdictions	307	266		10
Non-taxable income (expense)	(2,853)	293		(704)
Adjustments of prior periods	655	2,122		418
Change in statutory applicable tax rate	555	2,844		3,224
Other	24	(850)		(1,619)
Tax expense (income)	$ (7,082)	$ (6,348)	[1]	$ (11,747)	[1]

[1]	The Company has adopted a change in its presentation currency from EUR to USD at January 1, 2021, as described in note 2.4. Accordingly, the December 31, 2020 and December 31, 2019 comparative consolidated statements of income and related notes have been re-presented retrospectively based on the accounting policies as outlined in note 2.4.